UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598  Madison Ave
         6th fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212-308-4523

Signature, Place, and Date of Signing:

     Rich Potapchuk     New York, NY     February 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $657,579 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    13013  5000000 PRN      SOLE                  5000000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    21690   500000 SH       SOLE                   500000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    27139 37180000 PRN      SOLE                 37180000        0        0
APACHE CORP                    COM              037411105     6716    65100 SH       SOLE                    65100        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0    26671 17000000 PRN      SOLE                 15980000        0        0
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419    92643  6209300 SH       SOLE                  6209300        0        0
BANK OF AMERICA CORPORATION    COM              060505104    41039  2725000 SH       SOLE                  2725000        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    22572  1200000 SH       SOLE                  1200000        0        0
BLACKROCK INC                  DBCV 2.625% 2/1  09247XAB7    42104 18037000 PRN      SOLE                 18037000        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      723     1500 SH  CALL SOLE                     1500        0        0
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2    13690 15000000 PRN      SOLE                 15000000        0        0
CATERPILLAR INC DEL            COM              149123101     2462    40000 SH  PUT  SOLE                    40000        0        0
CF INDS HLDGS INC              COM              125269100    32136   354000 SH       SOLE                   354000        0        0
CITIGROUP INC                  COM              172967101     4870  1471221 SH       SOLE                  1471221        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107    11145   587500 SH       SOLE                   587500        0        0
CVS CAREMARK CORPORATION       COM              126650100     8053   250000 SH       SOLE                   250000        0        0
DOW CHEM CO                    COM              260543103     1599    10000 SH  PUT  SOLE                    10000        0        0
DRYSHIPS INC                   SHS              Y2109Q101      631   108500 SH       SOLE                   108500        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    12731 12500000 PRN      SOLE                 12500000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    18694 15000000 PRN      SOLE                 15000000        0        0
INVITROGEN CORP                NOTE 2.000% 8/0  46185RAJ9    30824 20000000 PRN      SOLE                 20000000        0        0
ISHARES TR INDEX               DJ US REAL EST   464287739     1472    15000 SH  CALL SOLE                    15000        0        0
JPMORGAN CHASE & CO            COM              46625H100    33198   796700 SH       SOLE                   796700        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    13883  1280700 SH       SOLE                  1280700        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     6270  2889300 SH       SOLE                  2889300        0        0
MYRIAD GENETICS INC            COM              62855J104    10440   400000 SH       SOLE                   400000        0        0
NEKTAR THERAPEUTICS            COM              640268108    21513  2308300 SH       SOLE                  2308300        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1376  1500000 PRN      SOLE                  1500000        0        0
PFIZER INC                     COM              717081103     9095   500000 SH       SOLE                   500000        0        0
POTASH CORP SASK INC           COM              73755L107      334     2350 SH  CALL SOLE                     2350        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603     5706   600000 SH       SOLE                   600000        0        0
RTI BIOLOGICS INC              COM              74975N105     2219   577956 SH       SOLE                   577956        0        0
SALIX PHARMACEUTICALS INC      COM              795435106     2540   100000 SH       SOLE                   100000        0        0
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0    13891  8500000 PRN      SOLE                  8500000        0        0
SONOSITE INC                   COM              83568G104     3039   128600 SH       SOLE                   128600        0        0
SPDR TR                        UNIT SER 1       78462F103     9882    40000 SH  CALL SOLE                    40000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    18740  2000000 SH       SOLE                  2000000        0        0
TERRA INDS INC                 COM              880915103    10677   331796 SH  CALL SOLE                   331796        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     7482  4000000 PRN      SOLE                  4000000        0        0
VERISIGN INC                   COM              92343E102    17211   710020 SH       SOLE                   710020        0        0
VOLCANO CORPORATION            COM              928645100     9483   545600 SH       SOLE                   545600        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8    27307 34500000 PRN      SOLE                 34500000        0        0
YRC WORLDWIDE INC              COM              984249102      676     7614 SH  PUT  SOLE                     7614        0        0